Cash, cash equivalents, short-term investments and non-current financial assets - Additional information (Details) € in Thousands	6 Months Ended
	Jun. 30, 2026 EUR (€) Rate mutual_fund	Jun. 30, 2025 EUR (€)	Dec. 31, 2025 EUR (€)
Disclosure of financial assets [Line Items]
Number of mutual funds in which the entity is holding shares | mutual_fund	3
Cash, cash equivalents and financial assets	€ 21,376		€ 44,765
Non-current financial assets, variation of fair value through the consolidated statement of income (loss)	25	€ 109
Short-term investments, variation of fair value through the consolidated statement of income (loss)	€ 82	€ 140
SICAV and mutual funds | Minimum
Disclosure of financial assets [Line Items]
Risk profile rate | Rate	1
SICAV and mutual funds | Maximum
Disclosure of financial assets [Line Items]
Risk profile rate | Rate	7
Cash, cash equivalents, and financial assets denominated in US dollars
Disclosure of financial assets [Line Items]
Cash, cash equivalents and financial assets	€ 4,300		€ 7,078